BUSINESS COMBINATION AND ASSET ACQUISITION (The calculation of the purchase consideration) (Details) $ in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 15, 2021 USD ($) shares	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 shares	Jan. 31, 2021
Business Acquisition [Line Items]
Exchange rate					32,326.29
Total allocated purchase price	$ 85,128
Blockchain Alliance Technologies
Business Acquisition [Line Items]
Fair value of 16,038,930 Class A ordinary shares at acquisition close on May 31, 2022	69,945
Contingent consideration	15,183
Total allocated purchase price	$ 85,128
Loto Interactive
Business Acquisition [Line Items]
Exchange rate		0.1286	0.1286
Fair value of 16,038,930 Class A ordinary shares at acquisition close on May 31, 2022		$ 79,280	$ 10,200
Total allocated purchase price		$ 339,995	$ 43,732
Class A Ordinary shares | Blockchain Alliance Technologies
Business Acquisition [Line Items]
Ordinary shares already held at acquisition | shares	44,353,435
Number of shares issued for acquisition | shares	44,353,435
Class A Ordinary shares | Blockchain Alliance Technologies | if the BTC.com Pool Businesses records net operating profit | Maximum
Business Acquisition [Line Items]
Number of shares issued for acquisition | shares				22,176,718